Amounts Receivable and Prepaids (Tables)	6 Months Ended
Sep. 30, 2024
Trade and other receivables [abstract]
Schedule of amounts receivable and prepaids [Table Text Block]
	September 30, 2024	March 31, 2024
Sales tax receivable **	$8,409	$6,818
Prepaid expenses and other receivables	5,471	7,667
Receivable on sale of subsidiary*	1,816	1,816
Amounts receivable and prepaids (gross)	$15,696	$16,301

Provision and liability on sales tax receivable, opening	(6,777)	-
Additions	(310)	(6,777)
Recovery and reversal	1,276	-
Foreign exchange	(567)	-
Provision on sales tax receivable	(6,378)	(6,777)
Less: current portion for receivables and prepaids	(6,654)	(6,929)
Long term portion	$2,664	$2,595